Liquidity - Commercial Paper (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 498,000,000		€ 0
Carrying amount of commercial paper	€ 498,000,000		€ 0
Interest rate	3.33%		3.49%	1.23%
Short-term borrowings.		€ 1,250,000,000
Not later than one year [member]
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 500,000,000
Commercial paper
Disclosure of financial liabilities [line items]
Interest rate	3.03%		0.00%
Short-term borrowings.	€ 500,000,000
Commercial paper | Highest
Disclosure of financial liabilities [line items]
Maturities	12 months
Short-term Loan 1
Disclosure of financial liabilities [line items]
Interest rate	3.25%		0.00%
Short-term borrowings.	€ 2,250,000,000